NON-CONSOLIDATED FINANCIAL STATEMENTS OF THE CORPORATION	12 Months Ended
Dec. 31, 2020
NON-CONSOLIDATED FINANCIAL STATEMENTS OF THE CORPORATION
NON-CONSOLIDATED FINANCIAL STATEMENTS OF THE CORPORATION

30.  NON-CONSOLIDATED FINANCIAL STATEMENTS OF THE CORPORATION

The Corporation has access to the cash flows generated by its subsidiaries by way of distributions from its public subsidiaries and distributions and advances from its private subsidiaries. However, some of the Corporation’s subsidiaries have restrictions, based on contractual debt obligations and corporate solvency tests, regarding the amounts of distributions and advances that can be paid to the Corporation.

The U.S Securities and Exchange Commission requires that the non-consolidated financial statements of the parent corporation be presented when its subsidiaries have restrictions that may limit the amount of cash that can be paid to the parent corporation. These non-consolidated and condensed financial statements, as prepared under IFRS, are shown below.

Non-consolidated condensed statements of income and comprehensive income

	2020	2019	2018
Revenues
Dividends	$611.0	$266.0	$113.0
Distributions in excess of the investments in subsidiaries	–	311.7	503.3
Management fees	47.2	56.4	59.2
Interest on loans to the parent corporation	41.8	35.8	14.8
Other	51.2	64.4	64.5
	751.2	734.3	754.8
General and administrative expenses	100.3	118.7	124.9
Depreciation and amortization	5.8	5.8	4.8
Financial expenses	100.6	111.1	107.0
Loss on valuation and translation of financial instruments	0.2	0.2	0.2
Other	(3.1)	2.8	2.4
Income before income taxes	547.4	495.7	515.5
Income taxes (recovery)	10.1	41.6	(5.3)
Net income	537.3	454.1	520.8
Other comprehensive (loss) income	(0.8)	16.4	(3.9)
Comprehensive income	$536.5	$470.5	$516.9

Non-consolidated and condensed statements of cash flows

	2020	2019	2018
Cash flows related to operations
Net income	$537.3	$454.1	$520.8
Depreciation and amortization	5.8	5.8	4.8
Loss on valuation and translation of financial instruments	0.2	0.2	0.2
Amortization of financing fees	2.1	2.6	2.3
Deferred income taxes	10.4	39.4	(5.3)
Other	(0.1)	2.2	0.2
Net change in non-cash balances related to operations	60.9	(31.2)	5.3
Cash flows provided by operations	616.6	473.1	528.3

Cash flows related to investing activities
Proceeds from disposal of subsidiaries	—	260.7	—
Net change in investments in subsidiaries	(94.2)	(46.4)	2,058.6
Acquisition of tax deductions from the parent corporation	(10.0)	(14.9)	(13.9)
Other	(4.2)	(7.3)	(6.0)
Cash flows (used in) provided by investing activities	(108.4)	192.1	2,038.7

Cash flows related to financing activities
Net change in bank indebtedness	(15.8)	10.2	5.7
Net change under revolving facilities, net of financing fees	(9.0)	8.6	—
Net change in advance from the parent corporation	16.9	—	—
Repayment of long-term debt	—	(434.3)	(3.6)
Repayment of lease liabilities	(1.5)	(1.2)	(1.0)
Settlement of hedging contracts	(1.6)	90.0	(1.6)
Repurchase of Common Shares	—	—	(1,540.0)
Dividends and reduction of paid-up capital	(1,186.1)	(100.0)	(100.0)
Net change in subordinated loans and notes payable - subsidiaries	920.0	(241.7)	2,322.0
Net change in convertible obligations, subordinated loans and notes receivable – subsidiaries	(920.8)	139.3	(2,664.0)
Net change in loans to the parent corporation	701.1	(105.0)	(596.1)
Net change in advances to or from subsidiaries	45.5	(24.3)	(19.6)
Cash flows used in financing activities	(451.3)	(658.4)	(2,598.2)

Net change in cash and cash equivalents	56.9	6.8	(31.2)
Cash and cash equivalents at the beginning of the year	6.8	—	31.2
Cash and cash equivalents at the end of the year	$63.7	$6.8	$—

Non-consolidated and condensed balance sheets

	2020	2019
Assets
Current assets	$187.0	$161.0
Investments in subsidiaries at cost	618.2	524.0
Advances to subsidiaries	60.1	64.8
Convertible obligations, subordinated loans and notes receivable – subsidiaries	3,594.5	2,673.7
Loans to the parent corporation	—	701.1
Other assets	325.0	341.3
	$4,784.8	$4,465.9

Liabilities and equity
Current liabilities	$90.8	$78.0
Advance from the parent corporation	16.9	—
Long-term debt	1,589.0	1,614.3
Advances from subsidiaries	171.2	130.4
Other liabilities	53.7	50.4
Subordinated loan and notes payable - subsidiaries	3,752.0	2,832.0
Equity attributable to shareholders	(888.8)	(239.2)
	$4,784.8	$4,465.9